Net Income (Loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share
	March 31, 2023	March 31, 2022
Net income (loss) used in computing basic net income (loss) per share of Common Stock attributable to common stockholders	$6,487	$(153,098)
Less: Dilutive impact of SPA Warrants	(11,897)	-
Less: Dilutive impact of conversion of SPA notes and settlement of make-whole provisions	(59,331)	-
Net loss used in computing diluted net loss per share of Common Stock attributable to common stockholders	$(64,741)	$(153,098)

	March 31, 2023	March 31, 2022
Weighted average shares used in computing net income per share of common stock, basic	657,565,442	322,211,392
Add: Shares issuable upon exercise of SPA Warrants	19,121,103	-
Add: Shares issuable upon conversion of SPA notes and settlement of make-whole provisions	311,952,117	-
Weighted average shares used in computing net loss per share of common stock, diluted	988,638,662	322,211,392

Schedule of antidilutive shares excluded from computation of diluted net income (loss) per share
	March 31, 2023	March 31, 2022
Shares issuable upon exercise of SPA Warrants, excluding amounts included above in Diluted EPS	45,571,419	-
Shares issuable upon conversion of notes and settlement of Make-Whole provisions, excluding amounts included above in Diluted EPS	-	9,009,210
Other warrants	29,454,593	4,544,258
Stock-based compensation awards - Options	37,181,872	43,781,815
Stock-based compensation awards - RSUs	20,131,111	-
Public warrants	23,540,988	22,977,568
Private warrants	111,131	674,551
Total	155,991,114	80,987,402

	2022	2021
Convertible SPA notes	43,942,609	—
SPA make-whole provisions	130,180,503	—
SPA warrants	346,453,115	—
Convertible ATW notes	—	9,009,210
ATW NPA warrants	76,804,450	—
Other warrants	29,454,593	4,544,258
Stock-based compensation awards – SI Plan - Options	6,646,452	—
Stock-based compensation awards – SI Plan - RSUs(1)	17,869,663
Stock-based compensation awards – EI Plan	23,422,276	31,962,921
Stock-based compensation awards – STI Plan	5,618,512	9,526,727
Public warrants	23,540,988	22,977,568
Private warrants	111,131	674,551
Total	704,044,292	78,695,235

(1)	The Company’s subsidiaries in China have employees who are citizens of the PRC. Pursuant to the regulation Circular 78 and Circular 7 issued by the Central State Administration of Foreign Exchange of PRC (“SAFE”), we cannot release vested RSUs to its PRC citizen employees before they have completed the required SAFE registration with a dedicated account set up for each of them to repatriate proceeds back to China under the SAFE. As a result, 1,448,697 RSUs of the Company’s PRC citizens employees vested in 2022 were included in the outstanding RSUs at December 31, 2022 as unreleased RSUs because those employees did not complete the SAFE registration process.